Accumulated Other Comprehensive Income (Items Reclassified Out of Each Component of OCI) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net realized gains on sales of securities	$ 881		$ 1,419	$ 973
Income tax expense	(2,706)		(3,036)	(2,579)
Net Income	8,465		8,403	7,356
Unrealized gains on available for sale securities [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net realized gains on sales of securities	881	[1]
Income tax expense	(300)	[1]
Net Income	$ 581	[1]

[1]	Amounts in parentheses indicate debits to net income.